Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year [1]	Summary Compensation Table Total for PEO [2] ($)	Compensation Actually Paid to PEO [3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [2] ($)	Average Compensation Actually Paid to Non-PEO NEOs [4] ($)	Value of Initial Fixed $100 Investment Based On: [5]		Net Income ($)	Adjusted Earnings per Share [7] ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return [6] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	18,210,597	18,939,532	4,406,995	1,035,676	96.77	113.00	1,078,716,000	10.78
2024	21,807,489	20,569,084	5,314,871	13,647,050	127.38	94.85	1,250,737,000	10.69
2023	6,712,328	4,811,039	6,408,000	14,576,297	89.23	92.92	956,978,000	8.19
2022	2,984,581	(86,403,681)	4,203,738	(8,601,804)	63.60	88.35	781,643,000	7.13
2021	3,298,439	(13,076,235)	4,262,738	3,784,342	96.90	110.00	1,211,762,000	9.24
1Javier J. Rodriguez served as the Company’s principal PEO for the entirety of each year presented above and the Company’s other NEOs for the applicable years were as follows:
–2025: Joel Ackerman; David P. Maughan; Kathleen A. Waters; and James O. Hearty.
–2024: Joel Ackerman; David P. Maughan; Kathleen A. Waters; James O. Hearty; and Michael D. Staffieri.
–2023: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
–2022: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
–2021: Joel Ackerman; Michael D. Staffieri; Kathleen A. Waters; and James O. Hearty.
2Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Rodriguez and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the PEO for such years.
3Amounts reported in this column are calculated per the SEC disclosure rules to represent the compensation actually paid to Mr. Rodriguez as the Company’s PEO in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(a)	$18,210,597	$21,807,489	$6,712,328	$2,984,581	$3,298,439
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$(14,142,463)	$(15,849,833)	$—	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$14,577,341	$14,611,428	$—	$—	$—
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$643,329	$—	$—	$(43,928,697)	$(17,202,972)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(349,272)	$—	$(1,901,289)	$(45,459,565)	$828,298
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$—	$—	$—	$—	$—
= Compensation Actually Paid	$18,939,532	$20,569,084	$4,811,039	$(86,403,681)	$(13,076,235)
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Rodriguez during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Rodriguez’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Mr. Rodriguez as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Rodriguez and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Rodriguez that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rodriguez’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
4Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Rodriguez in the indicated fiscal year, as calculated per the SEC disclosure rules based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other NEOs Average (a)
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(b)	$4,406,995	$5,314,871	$6,408,000	$4,203,738	$4,262,738
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(c)	$(2,959,450)	$(3,122,225)	$(4,338,381)	$(3,030,532)	$(2,869,513)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(d)	$3,050,454	$3,442,135	$8,695,914	$1,700,247	$3,485,674
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(e)	$(3,226,035)	$6,440,252	$2,184,874	$(9,833,754)	$(1,612,646)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(236,288)	$1,572,017	$1,625,890	$(1,641,503)	$518,089
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$—	$—	$—	$—	$—
= Compensation Actually Paid	$1,035,676	$13,647,050	$14,576,297	$(8,601,804)	$3,784,342
(a)Please see footnote 1 of this section for the NEOs included in the average for each indicated fiscal year.
(b)Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
5Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
6The TSR Peer Group consists of the Standard & Poor’s Health Care Services Select Industry Index, an independently prepared index that includes companies in the healthcare industry.
7As noted in the CD&A, for 2025, the Compensation Committee determined that Adjusted EPS continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2025 LTI Program. “Adjusted Earnings per Share” is a non-GAAP financial measure that represents a per share measure of adjusted diluted net income, to exclude certain items from net income that we do not believe are indicative of our ordinary results of operations, such as those shown in Annex A.
	Specifically, as reported in this table, Adjusted EPS represents our adjusted diluted net income per share attributable to DaVita Inc. from continuing operations, as adjusted under the pre-established terms of the applicable PSU awards for each reporting year, which may include, among other things, impacts of force majeure events, adjustments to remain consistent with reporting methodology in place at the time that the grant was designed and made, COVID-19 normalization adjustment, and ballot initiatives, in each case, net of any associated taxes. For additional information on how the Compensation Committee designed our compensation programs using certain adjustments, see "What We Pay and Why - Long-Term Incentive Program for 2025." The amount reported for each reporting year in this table represents the Adjusted EPS calculated in accordance with the PSU awards granted during the applicable reporting year and may not align with similar measures under other compensation plan agreements or be comparable to other years presented in this table. Please see Annex A for a presentation of the most directly comparable GAAP financial measure and a reconciliation of the non-GAAP financial measure to the most directly comparable GAAP financial measure
Company Selected Measure Name	Adjusted Earnings per Share
Peer Group Issuers, Footnote	The TSR Peer Group consists of the Standard & Poor’s Health Care Services Select Industry Index, an independently prepared index that includes companies in the healthcare industry.
PEO Total Compensation Amount	$ 18,210,597	$ 21,807,489	$ 6,712,328	$ 2,984,581	$ 3,298,439
PEO Actually Paid Compensation Amount	$ 18,939,532	20,569,084	4,811,039	(86,403,681)	(13,076,235)
Adjustment To PEO Compensation, Footnote

	PEO
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(a)	$18,210,597	$21,807,489	$6,712,328	$2,984,581	$3,298,439
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$(14,142,463)	$(15,849,833)	$—	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$14,577,341	$14,611,428	$—	$—	$—
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$643,329	$—	$—	$(43,928,697)	$(17,202,972)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(349,272)	$—	$(1,901,289)	$(45,459,565)	$828,298
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$—	$—	$—	$—	$—
= Compensation Actually Paid	$18,939,532	$20,569,084	$4,811,039	$(86,403,681)	$(13,076,235)
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Rodriguez during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Rodriguez’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Mr. Rodriguez as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Rodriguez and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Rodriguez that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
	(g)Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Rodriguez’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
Non-PEO NEO Average Total Compensation Amount	$ 4,406,995	5,314,871	6,408,000	4,203,738	4,262,738
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,035,676	13,647,050	14,576,297	(8,601,804)	3,784,342
Adjustment to Non-PEO NEO Compensation Footnote

	Other NEOs Average (a)
	2025	2024	2023	2022	2021
Summary Compensation Table - Total Compensation(b)	$4,406,995	$5,314,871	$6,408,000	$4,203,738	$4,262,738
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(c)	$(2,959,450)	$(3,122,225)	$(4,338,381)	$(3,030,532)	$(2,869,513)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(d)	$3,050,454	$3,442,135	$8,695,914	$1,700,247	$3,485,674
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(e)	$(3,226,035)	$6,440,252	$2,184,874	$(9,833,754)	$(1,612,646)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(236,288)	$1,572,017	$1,625,890	$(1,641,503)	$518,089
- Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$—	$—	$—	$—	$—
= Compensation Actually Paid	$1,035,676	$13,647,050	$14,576,297	$(8,601,804)	$3,784,342
(a)Please see footnote 1 of this section for the NEOs included in the average for each indicated fiscal year.
(b)Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
We believe the compensation actually paid, as calculated in accordance with SEC disclosure rules, in each of the years reported above and over the five-year cumulative period reflect the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to our stock performance and our varying levels of achievement against pre-established performance goals under our STI program and LTI program, including our Adjusted EPS performance. The CD&A describes in greater detail the Compensation Committee's emphasis on "pay-for-performance" and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation.
Because of the weighting of our executive compensation program towards long-term incentives through grants of some combination of PSUs, SSARs and RSUs, the compensation actually paid is most significantly impacted by changes in our stock price over the vesting period of those awards.
The following graph illustrates the relationship between pay and performance, as calculated per the SEC disclosure rules.

Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. In addition to these financial metrics, the Company's executive compensation program is impacted by our performance with respect to operational and sustainability-related goals and the achievement by the executive officers of customized objectives under the STI Program. Please see the CD&A for further information regarding the following financial performance measures as well as the operational and sustainability and customized objectives used in the STI Program.

Four Most Important Financial Performance Measures for Determining NEO Compensation
Adjusted Earnings per Share
Free cash flow
Adjusted operating income
Total shareholder return

Total Shareholder Return Amount	$ 96.77	127.38	89.23	63.60	96.90
Peer Group Total Shareholder Return Amount	113.00	94.85	92.92	88.35	110.00
Net Income (Loss)	$ 1,078,716,000	$ 1,250,737,000	$ 956,978,000	$ 781,643,000	$ 1,211,762,000
Company Selected Measure Amount | $ / shares	10.78	10.69	8.19	7.13	9.24
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,142,463)	$ (15,849,833)	$ 0	$ 0	$ 0
PEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,577,341	14,611,428	0	0	0
PEO | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	643,329	0	0	(43,928,697)	(17,202,972)
PEO | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,272)	0	(1,901,289)	(45,459,565)	828,298
PEO | Fair Value As Of Prior Fiscal Year-End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Javier J Rodriguez [Member]
Pay vs Performance Disclosure
PEO Name	Javier J. Rodriguez	Javier J. Rodriguez	Javier J. Rodriguez	Javier J. Rodriguez	Javier J. Rodriguez
Non-PEO NEO | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,959,450)	$ (3,122,225)	$ (4,338,381)	$ (3,030,532)	$ (2,869,513)
Non-PEO NEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,050,454	3,442,135	8,695,914	1,700,247	3,485,674
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,226,035)	6,440,252	2,184,874	(9,833,754)	(1,612,646)
Non-PEO NEO | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,288)	1,572,017	1,625,890	(1,641,503)	518,089
Non-PEO NEO | Fair Value As Of Prior Fiscal Year-End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO | Joel Ackerman [Member]
Pay vs Performance Disclosure
NEO Name	Joel Ackerman	Joel Ackerman	Joel Ackerman	Joel Ackerman	Joel Ackerman
Non-PEO NEO | David P. Maughan [Member]
Pay vs Performance Disclosure
NEO Name	David P. Maughan	David P. Maughan
Non-PEO NEO | Kathleen A. Waters [Member]
Pay vs Performance Disclosure
NEO Name	Kathleen A. Waters	Kathleen A. Waters	Kathleen A. Waters	Kathleen A. Waters	Kathleen A. Waters
Non-PEO NEO | James O. Hearty [Member]
Pay vs Performance Disclosure
NEO Name	James O. Hearty	James O. Hearty	James O. Hearty	James O. Hearty	James O. Hearty
Non-PEO NEO | Michael D. Staffieri [Member]
Pay vs Performance Disclosure
NEO Name		Michael D. Staffieri.	Michael D. Staffieri	Michael D. Staffieri	Michael D. Staffieri